Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 18 – Debt
The table below sets our external debt agreements as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Secured debt:
Term Loan Facility	175	—
Second Lien Facility	713	—

Total Secured debt	888	—
Unsecured notes
Unsecured convertible notes	50	—

Total Unsecured notes	50	—

Total principal debt	938	—

Exit fee
Term Loan Facility	5	—
Second Lien Facility	35	—
Debt premium
Term Loan Facility	4	—

Total debt	982	—

Debt was presented in our Consolidated Balance Sheets as:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Debt due within one year	32	—
Long-term debt	950	—

Total debt	982	—

Key changes to borrowing facilities
Term Loan and Revolving Credit Facility
On emergence, we entered into a $300 million super senior secured credit facility with a syndicate of lenders secured on a first lien basis. The facility has a maturity of December 15, 2026 and consists of a $175 million term loan facility and a $125 million revolving credit facility (“RCF”). The term loan facility and RCF bear interest at a margin of 7% per annum plus the secured overnight financial rate facility (“SOFR”) (and any applicable credit adjustment spread). A commitment fee of 2.8% per annum is payable in respect of any undrawn portion of the RCF commitment. The facility includes an undrawn, uncommitted basket in amount of $50 million for incremental facilities pari passu with the facility for specified purposes. There is a 3% exit fee payable on principal repayments under the super senior credit facility; in addition, there is a make-whole premium payable if the facility is repaid within the first 3 years. We have recognized exit fees of $5 million and a debt premium of $4 million in respect to the facility.

New Second Lien Facility
On emergence, we entered into a senior secured credit facility with a syndicate of lenders to partially reinstate the existing facilities in an aggregate amount of $683 million, secured on a second lien basis. The facility bears interest at a total margin of 12.5% per annum plus SOFR (and any applicable credit adjustment spread), and has a maturity of June, 15 2027. The above-mentioned margin is comprised of 5% cash interest; and 7.5%
pay-if-you-can
(“PIYC”) interest, whereby Seadrill can elect to pay the interest in cash or capitalize the interest to the principal outstanding (dependent on certain conditions set out in the facility agreement). The PIYC interest compounds to the loan quarterly. There is a 5% exit fee required on this facility. We have recognized a exit fee of $35 million in respect to the facility. On September 15, 2022, $14 million payment-in-kind
interest was capitalized, including the exit fee of 5% on the interest capitalized.
Unsecured convertible notes
On emergence, we issued a $50 million unsecured convertible note to Hemen, with a final maturity in August 2028 (the “Convertible Note”). The note bears interest of 6% per annum plus three-month US LIBOR, which is payable quarterly in cash. The Convertible Note is convertible, at the option of the holder, into shares in an amount equal to 5% of the fully-diluted ordinary shares.
Debt maturities
The outstanding debt as at September 30, 2022 (Successor) was repayable as follows, for the years ended December 31:

(In $ millions)	Term Loan	Second Lien (1)	Convertible Note	Total repayments
2023	—	42	—	42
2024	—	42	—	42
2025	—	42	—	42
2026	180	42	—	222
2027	—	580	—	580
2028 and thereafter	—	—	50	50

Total debt principal and exit fee payments	180	748	50	978

(1)
A mandatory payment of debt principal ($192 million), exit fee ($10 million), and accrued interest ($2 million) was made against the second lien facility in October 2022. A further voluntary payment of debt principal ($250 million), exit fee ($13 million), and accrued interest ($6 million) was made against the second lien facility in November 2022. See “Note 28 – Subsequent events” for further details.

Note 20 – Debt
As
at December 31, 2021 and 2020, we had the following liabilities for third party debt agreements:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Secured credit facilities	5,545	5,545

Total debt principal	5,545	5,545
Less: Debt balance held as subject to compromise	(5,545)	—

Carrying value	—	5,545

Certain subsidiaries filed for Chapter 11 bankruptcy protection on February 7, 2021 and February 10, 2021. As a result, the outstanding balance of the senior credit facilities were classified within liabilities subject to compromise (“LSTC”) in our Consolidated Balance Sheet at December 31, 2021.

For further information on our bankruptcy proceedings refer to Note 4
–
“Chapter 11 Proceedings”.